Fair Value Measurements (Tables)	9 Months Ended	12 Months Ended
	Sep. 30, 2025	Dec. 31, 2024
Fair Value Measurements [Abstract]
Schedule of Company’s Liabilities that are Measured at Fair Value

The following table presents information about the Company’s liabilities that are measured at fair value as of September 30, 2025 and December 31, 2024 and indicates the fair value hierarchy of the valuation inputs the Company utilized to determine such fair value:

Description:	Leve l	September 30, 2025	December 31, 2024
Derivative Liabilities:
Forward purchase agreement	3	$886,000	$6,404,100
Warrants – Series A	3	$2,715,900	$4,955,300
Warrants – Series C and D	3	$11,706,500	$13,913,250

The following table presents information about the Company’s liabilities that are measured at fair value as of December 31, 2024, and indicates the fair value hierarchy of the valuation inputs the Company utilized to determine such fair value. The Company did not have derivative liabilities as of December 31, 2023.

Description:	Level	December 31, 2024
Derivative Liabilities:
Forward purchase agreement	3	$6,404,100
Warrants – Series A and B	3	$4,955,300
Warrants – Series C and D	3	$13,913,250

Schedule of Fair Value Measurement of the FPA

The fair value measurement of the FPA at September 30, 2025 and December 31, 2024 was calculated using the following range of weighted average assumptions:

	September 30, 2025	December 31, 2024
Risk-free interest rate	3.65%	4.25%
Stock price	$4.64	$35.00
Expected life	1.3 years	2.1 years
Expected volatility of underlying stock	157.5%	105.0%
Dividends	0%	0%

The fair value measurement of the FPA at February 2, 2024 and December 31, 2024, was calculated using the following range of weighted average assumptions:

	December 31, 2024	February 2, 2024
Risk-free interest rate	4.25%	4.14%
Stock price	$35.00	$226.50
Expected life	2.1 years	2.8 years
Expected volatility of underlying stock	105.0%	70.0%
Dividends	0%	0%

Schedule of Determine the Fair Value

The Company utilized a Monte Carlo simulation analysis to determine the fair value of the Series A Warrants and Series B Warrants at the date of issuance (March 15, 2024), which included the following assumptions:

	Series A Warrants	Series B Warrants
Expected term (in years)	5.7 years	5.7 years
Stock price	$87.00	$87.00
Risk free rate	4.2%	4.2%
Expected volatility	82.5%	82.5%
Expected dividend rate	$0.00	$0.00
Exercise Price	$37.50	$0.01

The Company utilized a Monte Carlo simulation analysis to determine the fair value of the Series A Warrants at September 30, 2025, which included the following assumptions:

Series A Warrants
Expected term	4.2 years
Stock price	$4.64
Risk free rate	3.7%
Expected volatility	145.0%
Expected dividend rate	$0.00
Exercise Price	$3.10

The Company utilized a Monte Carlo simulation analysis to determine the fair value of the Series C Warrants and Series D Warrants at the date of issuance on August 30, 2024, which included the following assumptions:

	Series C Warrants	Series D Warrants
Expected term	5.6 years	5.6 years
Stock price	$16.00	$16.00
Risk free rate	3.7%	3.7%
Expected volatility	105.0%	105.0%
Expected dividend rate	$0.00	$0.00
Exercise Price	$16.37	$0.0050

The Company utilized a Monte Carlo simulation analysis to determine the fair value of the Series C Warrants and Series D Warrants at September 30, 2025, which included the following assumptions:

	Series C Warrants	Series D Warrants
Expected term (in years)	5.6 years	5.6 years
Stock price	$4.64	$4.64
Risk free rate	3.7%	3.7%
Expected volatility	145.0%	145.0%
Expected dividend rate	$0.00	$0.00
Exercise Price	$3.25	$0.0050

The Company utilized a Monte Carlo simulation analysis to determine the fair value of the Series A Warrants and Series B Warrants at the date of issuance on March 15, 2024, which included the following assumptions:

	Series A Warrants	Series B Warrants
Expected term (in years)	5.7 years	5.7 years
Stock price	$87.00	$87.00
Risk free rate	4.2%	4.2%
Expected volatility	82.5%	82.5%
Expected dividend rate	$0.00	$0.00
Exercise Price	$37.50	$0.0050

The Company utilized a Monte Carlo simulation analysis to determine the fair value of the Series A Warrants at December 31, 2024, which included the following assumptions:

Series A Warrants
Expected term (in years)	4.9 years
Stock price	$35.000
Risk free rate	4.4%
Expected volatility	102.5%
Expected dividend rate	$0.00
Exercise Price	$16.3700

The Company utilized a Monte Carlo simulation analysis to determine the fair value of the Series C Warrants and Series D Warrants at the date of issuance on August 30, 2024, which included the following assumptions:

	Series C Warrants	Series D Warrants
Expected term (in years)	5.6 years	5.6 years
Stock price	$16.00	$16.00
Risk free rate	3.7%	3.7%
Expected volatility	105.0%	105.0%
Expected dividend rate	$0.00	$0.00
Exercise Price	$16.3700	$0.0050

The Company utilized a Monte Carlo simulation analysis to determine the fair value of the Series C Warrants and Series D Warrants at December 31, 2024, which included the following assumptions:

	Series C Warrants	Series D Warrants
Expected term (in years)	5.5 years	5.5 years
Stock price	$35.00	$35.00
Risk free rate	4.4%	4.4%
Expected volatility	102.5%	102.5%
Expected dividend rate	$0.00	$0.00
Exercise Price	$16.3700	$0.0050

Schedule of Recurring Basis Using Significant Unobservable Inputs (Level 3)

The table below provides a summary of the changes in fair value, including net transfers in and/or out, of all financial assets and liabilities measured at fair value on a recurring basis using significant unobservable inputs (Level 3) during the three and nine months ended September 30, 2025.

Forward Purchase Agreement	Fair Value Measurement Using Level 3 Inputs Total
Balance, December 31, 2024	$6,404,100
Change in fair value	(5,269,700)
Balance, March 31, 2025	1,134,400
Change in fair value	(381,800)
Balance, June 30, 2025	752,600
Change in fair value	133,400
Balance, September 30, 2025	886,000
Warrants – Series A	Fair Value Measurement Using Level 3 Inputs Total
Balance, December 31, 2024	$4,955,300
Change in fair value	(4,265,800)
Balance, March 31, 2025	689,500
Change in fair value	(2,098,250)
Balance, June 30, 2025	2,787,750
Change in fair value	(71,850)
Balance, September 30, 2025	2,715,900
Warrants – Series C and D	Fair Value Measurement Using Level 3 Inputs Total
Balance, December 31, 2024	$13,913,250
Change in fair value	(2,881,950)
Balance, March 31, 2025	11,031,300
Change in fair value	(1,500,300)
Balance, June 30, 2025	9,531,000
Change in fair value	2,175,500
Balance, September 30, 2025	11,706,500

The table below provides a summary of the changes in fair value, including net transfers in and/or out, of all financial assets and liabilities measured at fair value on a recurring basis using significant unobservable inputs (Level 3) during the year ended December 31, 2024.

Forward Purchase Agreement	Fair Value Measurement Using Level 3 Inputs Total
Balance, December 31, 2023	$—
Initial measurement, February 2, 2024	20,889,950
Change in fair value	(14,485,850)
Balance, December 31, 2024	6,404,100

Warrants – Series A and B	Fair Value Measurement Using Level 3 Inputs Total
Balance, December 31, 2023	$—
Initial measurement, March 15, 2024	12,739,000
Change in fair value	(7,783,700)
Balance, December 31, 2024	4,955,300
Warrants – Series C and D	Fair Value Measurement Using Level 3 Inputs Total
Balance, December 31, 2023	$—
Initial measurement, August 30, 2024	9,654,800
Change in fair value	4,258,450
Balance, December 31, 2024	13,913,250